Reinsurance - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance [Line Items]
Maximum percentage of mortality risk ceded	90.00%		90.00%
Maximum coverage per life before ceded	250,000		250,000
Reinsurance recoverables	$ 279,220,000		$ 294,054,000
Interest credited to contract holder funds ceded	6,032,000		6,855,000		8,457,000
Gross life insurance in force	37,130,000,000
Life insurance in force ceded to affiliated reinsurers	6,720,000,000
Life insurance in force ceded to unaffiliated reinsurers	10,140,000,000
Ceded premium related to structured settlement annuities	59,321,000	[1]	58,368,000	[1]	59,670,000	[1]
Allstate Life Insurance Company
Reinsurance [Line Items]
Ceded premium related to structured settlement annuities	3,500,000		3,500,000		3,500,000
Prudential
Reinsurance [Line Items]
Reinsurance recoverables	224,500,000		244,500,000
Premiums and contract charges ceded	8,400,000		11,400,000		12,400,000
Contract benefits ceded	1,900,000		5,400,000		5,700,000
Interest credited to contract holder funds ceded	6,000,000		6,800,000		8,500,000
Operating costs and expenses ceded	1,400,000		1,700,000		1,700,000
Triton Insurance Company
Reinsurance [Line Items]
Reinsurance recoverables	$ 325,000		$ 256,000

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.